SCHEDULE OF CASH FLOWS FROM (USED IN) DISCONTINUED OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Net income (loss)	$ (15,669,093)	$ (18,169,070)	$ (5,952,875)
Depreciation of property and equipment	840,366	631,263	166,342
Impairment loss			1,764,459
Stock-based compensation	4,534,370	3,612,945	2,888,141
Income tax recovery			(292,740)
Total adjustments	(11,438,542)	(9,647,976)	(6,177,907)
Prepaid and other current assets	134,926	232,522	(685,667)
Accounts payable and accrued liabilities	70,323	(22,510)	420,457
Cash flows provided by (used in) operating activities	(11,233,293)	(9,437,964)	(9,394,221)
Purchase of property and equipment (Note 6)	(771,523)	(1,521,788)	(445,678)
Purchase of patents and licenses (Note 7)	(159,359)	(52,075)	(77,037)
Cash flows from investing activities	(7,297,710)	13,926,137	5,385,908
Payment of lease liability (Note 8)	(237,634)	(144,142)	(19,162)
Cash flows from financing activities	26,553,677	1,162,459	3,135,255
EFFECT OF EXCHANGE RATE CHANGES ON CASH	46,207	(205,867)	(266,681)
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Net income (loss)			5,481,757
Depreciation of property and equipment
Gain on sale of discontinued operations			8,707,280
Amortization of intangibles
Interest expense			74,494
Impairment loss
Stock-based compensation			(75,608)
Income tax recovery
Deferred rent			(1,825)
Expected credit loss
Total adjustments			(3,228,462)
Net change in non-cash working capital accounts: Accounts receivable			584,902
Prepaid and other current assets			497,259
Inventory			(334,425)
Accounts payable and accrued liabilities			(470,378)
Cash flows provided by (used in) operating activities			(2,951,104)
Proceeds from the sale of discontinued operations, net of cash given up (1)			7,519,126
Purchase of property and equipment (Note 6)			(1,599,272)
Purchase of patents and licenses (Note 7)			(11,231)
Cash flows from investing activities			5,908,623
Payment of lease liability (Note 8)			(258,460)
Cash flows from financing activities			(258,460)
EFFECT OF EXCHANGE RATE CHANGES ON CASH			(14,010)
NET CHANGE IN CASH			$ 2,685,049